BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Bank Borrowings

Bank borrowings are as follows as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2011	2012	2012
	(RMB)	(RMB)	(US$)
Short-term borrowings	100,000	176,961	28,404
Long-term borrowings, current portion	—	167,879	26,946

	100,000	344,840	55,350
Long-term borrowings, non-current portion	—	63,000	10,112

Total bank borrowings	100,000	407,840	65,462

Current and Non-Current Portions of Long Term Bank Borrowings

The current and non-current portions of long-term bank borrowings as of December 31, 2012 will be due in installments between the periods of May 25, 2013 to May 25, 2015, as follows:

	RMB	US$
2013	167,879	26,946
2014	13,000	2,086
2015	50,000	8,026

	230,879	37,058

Secured or Guaranteed Short Term Bank Borrowings

Bank borrowings as of December 31, 2011 and 2012 were secured/guaranteed by the following:

December 31, 2011

Short-term borrowings	Secured/guaranteed by
(RMB)
30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with net book value of RMB20,000 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor for this bank borrowing with an upper limit of RMB12,000.

30,000	Guaranteed by a third party guarantor.
30,000	Jointly guaranteed by Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.
10,000	Unsecured loan.

100,000

December 31, 2012

Short-term borrowings	Secured/guaranteed by
(RMB)
20,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with a net book value of RMB25,720 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB20,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with net book value of RMB20,600 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s property with a net book value of RMB19,381 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

90,000	Jointly guaranteed by Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.
6,961	Jointly guaranteed by (i) Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, COO of the Company, and (ii) restricted cash of RMB766.

176,961

Long-term borrowings (including current portion)	Secured/guaranteed by
(RMB)
63,000	Guaranteed by restricted cash of RMB100,000.
167,879	Guaranteed by restricted cash of RMB190,000.

230,879